Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

June 17, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Infinity Core Alternative Fund (File Nos. 333- ____; 811-22923); (the “Fund” or the “Registrant”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. On the basis of the facts set forth below, we are requesting selective review of the Registration Statement pursuant to Securities Act Release No. 33-6510.

The Registration Statement is being made because the shelf-registration of the shares of beneficial interest (“Shares”) of the Fund is set to expire on July 28, 2020 pursuant to Rule 415 of the Securities Act. The prospectus and statement of additional information (“SAI”) relating to the Registration Statement are substantially similar to the Fund’s POS 8C filing made on July 29, 2019. The Registrant’s filings addressed comments resulting from the staff’s review of the Registrant’s post-effective registration statement filed on June 21, 2019.

In addition, the prospectus and SAI relating to the Registration Statement are substantially similar to the Fund’s registration statement filing made on Form N-2 on June 23, 2017 (the “2017 N-2 Filing”) in connection with the shelf registration of the Shares of the Fund. The differences between the Registration Statement and the 2017 N-2 Filing include a new trustee of the Fund and other non-substantive changes.

Therefore, the Registration Statement is substantially similar to filings previously reviewed by the SEC staff and, as described above, is being made for the sole purpose of avoiding the shelf-registration expiration of the Shares of the Fund, to include the most current financial statements of the Registrant and to make other non-material changes. As a result, we are requesting a limited review of the Registration Statement.

Please be advised that the Registrant intends to request acceleration of the Registration Statement to on or about July 31, 2020. We will forward a specific request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments may be directed to the undersigned at (215) 988-3307 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours, /s/ Jillian L. Bosmann Jillian L. Bosmann

cc: Joshua B. Deringer